Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 8,264	$ 1,148	¥ 11,127
Amounts due to related parties	3,384	470	867
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Amount due from related parties	4,240	589	6,471
Dangdai
Related Party Transaction [Line Items]
Amount due from related parties	1,682	234	2,209
FSOL
Related Party Transaction [Line Items]
Amounts due to related parties	1,276	177
Bole
Related Party Transaction [Line Items]
Amounts due to related parties	1,085	151
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Amount due from related parties	1,759	244	1,859
Amounts due to related parties	496	69	541
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amount due from related parties	583	81	588
Amounts due to related parties	¥ 503	$ 70	283
Others
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 43